Other assets and other liabilities - Summary of Changes in Product Warranties (Detail) - Warranty provision [member] ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Disclosure of other provisions [line items]
Balance at beginning of the fiscal year	¥ 28,606
Additional product warranties	22,963
Amounts used during the year	(20,442)
Unused amounts reversed during the year	(6,359)
Translation adjustment	1,399
Balance at end of the fiscal year	¥ 26,167